Leases	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Leases
NOTE 6 Leases

The components of the net investment in sales-type and direct financing leases at December 31 were as follows:

(Dollars in Millions)	2016	2015
Aggregate future minimum lease payments to be received	$11,257	$10,257
Unguaranteed residual values accruing to the lessor’s benefit	1,175	766
Unearned income	(1,023)	(887)
Initial direct costs	237	204

Total net investment in sales-type and direct financing leases(a)	$11,646	$10,340
(a)	The accumulated allowance for uncollectible minimum lease payments was $83 million and $66 million at December 31, 2016 and 2015, respectively.

The minimum future lease payments to be received from sales-type and direct financing leases were as follows at December 31, 2016:

(Dollars in Millions)
2017	$3,836
2018	2,884
2019	2,641
2020	1,116
2021	375
Thereafter	405